Supplement Dated November 3, 2008

to the Prospectus and Statement of Additional Information

Dated December 1, 2007

for

Legg Mason Partners Income Trust

Legg Mason Partners Diversified Strategic Income Fund

(the “Fund”)

Effective November 3, 2008, the following information replaces the “Manager and subadviser” portion of the “Management” section of the Prospectus and the following supplements and replaces any contrary information, specific to the Fund, in the Fund’s Statement of Additional Information:

Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is the Portfolio’s investment manager. LMPFA, with offices at 620 Eighth Avenue, New York, New York 10018, also serves as the investment manager of other Legg Mason-sponsored funds. LMPFA provides administrative and certain oversight services to the Portfolio. As of September 30, 2008, LMPFA’s total assets under management were approximately $198.8 billion.

Western Asset Management Company (“Western Asset”), Western Asset Management Company Limited (“Western Asset Limited”), Western Asset Management Company Ltd. (“Western Japan”) and Western Asset Management Company Pte. Ltd. (“Western Singapore”) provide day-to-day portfolio management as subadvisors and act as investment advisers to institutional accounts, such as corporate pension plans, mutual funds and endowment funds. Western Asset, established in 1971, has offices at 385 East Colorado Boulevard, Pasadena, California 91101 and 620 Eighth Avenue, New York, New York 10018. As of September 30, 2008, the total assets under management of Western Asset and its supervised affiliates were approximately $585.5 billion.

Western Asset Limited was founded in 1984 and has offices at 10 Exchange Square, Primrose Street, London EC2A2EN. Western Asset Limited is responsible, generally, for managing global and non-U.S. dollar fixed-income mandates, including the related portions of Western Asset’s broader portfolios, as well as servicing these relationships. It undertakes all investment-related activities including investment management, research and analysis, securities settlement, and client service.

Western Singapore was established in 2000 and has offices at 1 George Street #23-01, Singapore 049145. As of June 30, 2008, Western Singapore’s total assets under management were approximately $1.7 billion. Western Japan was founded in 1991 and has offices at 36F Shin-Marunouchi Building, 5-1 Marunouchi 1-Chome Chiyoda-Ku, Tokyo 100-6536, Japan.

The Western Singapore and the Western Japan offices are responsible, generally, for managing Asian (other than Japan) and Japanese fixed-income mandates, respectively, including the related portions of Western Asset’s broader portfolios, as well as servicing these relationships. They undertake all investment related activities including investment management, research and analysis, securities settlement, and client services.

Western Asset Limited, Western Singapore and Western Japan will provide certain subadvisory services to the Fund relating to currency transactions and investments in non-U.S. dollar-denominated securities and related foreign currency instruments. The Fund’s current management fee remains unchanged.

LMPFA, Western Asset, Western Asset Limited, Western Singapore and Western Japan are wholly-owned subsidiaries of Legg Mason, Inc. (“Legg Mason”). Legg Mason, whose principal executive offices are at 100 Light Street, Baltimore, Maryland 21202, is a global asset management company. As of September 30, 2008, Legg Mason’s asset management operations had aggregate assets under management of approximately $841.9 billion.

Fund Name Change

Effective November 3, 2008, the name of the Fund is Legg Mason Partners Strategic Income Fund. The Fund’s current investment objective, strategies and management remain unchanged.

FDXX011374

2

Supplement Dated November 3, 2008

to the

Prospectus

and Statement of Additional Information

Dated June 11, 2008

for

Legg Mason Partners Income Trust

Western Asset Emerging Markets Debt Portfolio

and Western Asset Global High Yield Bond Portfolio

(each a “Portfolio” and collectively “Portfolios”)

Effective November 3, 2008, the following information replaces the “Manager and subadviser” portion of the “Management” section of the Prospectus and the following supplements and replaces any contrary information in the Funds’ Statement of Additional Information:

Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is each Portfolio’s investment manager. LMPFA, with offices at 620 Eighth Avenue, New York, New York 10018, also serves as the investment manager of other Legg Mason-sponsored funds. LMPFA provides administrative and certain oversight services to the Portfolios. As of September 30, 2008, LMPFA’s total assets under management were approximately $198.8 billion.

Western Asset Management Company (“Western Asset”), Western Asset Management Company Limited (“Western Asset Limited”), and Western Asset Management Company Pte. Ltd. (“Western Singapore”) provide day-to-day portfolio management as subadvisors and act as investment advisers to institutional accounts, such as corporate pension plans, mutual funds and endowment funds. Western Asset, established in 1971, has offices at 385 East Colorado Boulevard, Pasadena, California 91101 and 620 Eighth Avenue, New York, New York 10018. As of September 30, 2008, the total assets under management of Western Asset and its supervised affiliates were approximately $585.5 billion.

Western Asset Limited was founded in 1984 and has offices at 10 Exchange Square, Primrose Street, London EC2A2EN. Western Singapore was established in 2000 and has offices at 1 George Street #23-01, Singapore 049145.

Western Asset Limited is responsible, generally, for managing global and non-U.S. dollar fixed-income mandates, including the related portions of Western Asset’s broader portfolios, as well as servicing these relationships. It undertakes all investment-related activities including investment management, research and analysis, securities settlement, and client service.

The Western Singapore office is responsible, generally, for managing Asian (other than Japan) and global and non-U.S. dollar fixed-income mandates, including the related portions of Western Asset’s broader portfolios, as well as servicing these relationships. They undertake all investment-related activities including investment management, research and analysis, securities settlement, and client services.

Western Asset Limited and Western Singapore provide certain subadvisory services to each Portfolio relating to currency transactions and investments in non-U.S. dollar-denominated securities and related foreign currency instruments. Each Portfolio’s current management fee remains unchanged.

LMPFA, Western Asset, Western Asset Limited and Western Singapore, are wholly-owned subsidiaries of Legg Mason, Inc. (“Legg Mason”). Legg Mason, whose principal executive offices are at 100 Light Street, Baltimore, Maryland 21202, is a global asset management company. As of September 30, 2008, Legg Mason’s asset management operations had aggregate assets under management of approximately $841.9 billion.

WASX011372

2

Supplement Dated November 3, 2008

to the

Prospectus

and Statement of Additional Information

Dated April 28, 2008

for

Legg Mason Partners Income Trust

Legg Mason Partners Global High Yield Bond Fund

(the “Fund”)

Effective November 3, 2008, the following information replaces the “Manager and subadviser” portion of the “Management” section of the Prospectus and the following supplements and replaces any contrary information in the Fund’s Statement of Additional Information:

Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is the Portfolio’s investment manager. LMPFA, with offices at 620 Eighth Avenue, New York, New York 10018, also serves as the investment manager of other Legg Mason-sponsored funds. LMPFA provides administrative and certain oversight services to the Portfolio. As of September 30, 2008, LMPFA’s total assets under management were approximately $198.8 billion.

Western Asset Management Company (“Western Asset”), Western Asset Management Company Limited (“Western Asset Limited”), and Western Asset Management Company Pte. Ltd. (“Western Singapore”) provide day-to-day portfolio management as subadvisors and act as investment advisers to institutional accounts, such as corporate pension plans, mutual funds and endowment funds. Western Asset, established in 1971, has offices at 385 East Colorado Boulevard, Pasadena, California 91101 and 620 Eighth Avenue, New York, New York 10018. As of September 30, 2008, the total assets under management of Western Asset and its supervised affiliates were approximately $585.5 billion.

Western Asset Limited was founded in 1984 and has offices at 10 Exchange Square, Primrose Street, London EC2A2EN. Western Asset Limited is responsible, generally, for managing global and non-U.S. dollar fixed-income mandates, including the related portions of Western Asset’s broader portfolios, as well as servicing these relationships. It undertakes all investment-related activities including investment management, research and analysis, securities settlement, and client service.

Western Singapore was established in 2000 and has offices at 1 George Street #23-01, Singapore 049145. The Western Singapore office is responsible, generally, for managing Asian (ex Japan) fixed-income mandates, including the related portions of Western Asset’s broader portfolios, as well as servicing these relationships. It undertakes all investment-related activities including investment management, research and analysis, securities settlement and client service.

Western Asset Limited and Western Singapore will provide certain subadvisory services to the Fund relating to currency transactions and investments in non-U.S. dollar-denominated securities and related foreign currency instruments. The Fund’s current management fee remains unchanged.

LMPFA, Western Asset, Western Asset Limited and Western Singapore are wholly-owned subsidiaries of Legg Mason, Inc. (“Legg Mason”). Legg Mason, whose principal executive offices are at 100 Light Street, Baltimore, Maryland 21202, is a global asset management company. As of September 30, 2008, Legg Mason’s asset management operations had aggregate assets under management of approximately $841.9 billion.

Benchmark change

The performance table included in the Prospectus of the Fund shows how the Fund’s average annual total returns compare with the returns of a broad-based unmanaged securities market index, typically referred to as a benchmark. The fund’s benchmark was changed as described below to better reflect the composition of the Fund’s portfolio holdings.

The Fund’s benchmark was changed from the Lehman Brothers U.S. Corporate High Yield 2% Issuer Cap to the Lehman Brothers Global High Yield Index (Hedged). The Lehman Brothers Global High Yield Index (Hedged) provides a broad-based measure of global high yield fixed-income markets, representing the union of the U.S. High Yield Index, Pan-European High Yield Index, U.S. Emerging Markets High Yield Index, CMBS High Yield and Pan-European Emerging Markets High Yield Index. It is not possible to invest directly in an index. An index does not reflect deductions for fees, expenses or taxes.

2

The average annual total returns for the Lehman Brothers Global High Yield Index (Hedged) for the 1, 5 and 10 year periods ended December 31, 2007 were as follows:

Average Annual Total Returns (for periods ended December 31, 2007)

Index	1 year	5 year	10 year
Lehman Brothers Global High Yield Index (Hedged)	1.97%	11.85%	NA

3

FDXX011373